NON-CONTROLLING INTEREST	12 Months Ended
Aug. 31, 2020
Non controlling Interests [Abstract]
NON-CONTROLLING INTEREST [Text Block]

10. NON-CONTROLLING INTEREST

The table below shows details of non-wholly owned subsidiaries of the Group that have material non-controlling interests:

Company	Proportion of ownership and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2020	2019	2020	2019	2020	2019
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	—	—	7,064	6,889
Waterberg JV Co1	63.05%	63.05%	—	—	9,062	8,562
				Total	16,126	$ 15,451

[1]Includes the 26% owned by Mnombo